Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue, Net	$ 97,820	$ 124,987	$ 324,835	$ 949,475	$ 1,324,304	$ 593,899
Cost of Sales	159,440	340,876	550,084	886,290	1,182,303	806,846
Gross Margin	(61,620)	(215,889)	(225,249)	63,185	142,001	(212,947)
Operating expenses
Technology and development	299,007	425,878	986,669	1,254,219	1,822,228	1,388,188
Selling, general and Administrative	1,403,314	1,444,714	4,534,468	5,990,212	7,869,144	9,834,427
Deferred offering cost write-off			848,531
Forfeiture of founders’ deferred compensation	(367,803)		(367,803)
Depreciation and amortization	297,825		298,635	1,770	1,647	6,707
Total operating expenses	1,632,343	1,870,592	6,300,500	7,246,201	9,693,019	11,229,322
Loss from operations	(1,693,963)	(2,086,481)	(6,525,749)	(7,183,016)	(9,551,017)	(11,442,269)
Other (income) expenses
Interest expense	452,009	45,865	899,489	1,217,595	1,563,162	2,419,121
PPP Loan forgiveness						(361,605)
Miscellaneous income, net						(1,159)
Total other (income) expenses	452,009	45,865	899,489	1,217,595	1,563,162	2,056,357
Loss before provision for income taxes	(2,145,972)	(2,132,346)	(7,425,238)	(8,400,611)	(11,114,179)	(13,498,626)
Net loss	$ (2,145,972)	$ (2,132,346)	$ (7,425,238)	$ (8,400,611)	$ (11,114,179)	$ (13,498,626)
Net loss per share – basic (in Dollars per share)	$ (0.14)	$ (0.17)	$ (0.53)	$ (0.74)	$ (0.96)	$ (1.43)
Weighted Average O/S Shares-basic (in Shares)	15,410,961	12,352,942	14,043,190	11,317,535	11,577,808	9,431,718